Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
SEQUOIA FUND INC
Prospectus [Line Items]
Average Annual Return, Percent	22.13%	10.46%	11.04%
SEQUOIA FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.30%	8.84%	8.36%
SEQUOIA FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	8.04%	8.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%